Derivatives and Fair Value Disclosures - Schedule of Accumulated Other Comprehensive Income (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance	$ 5,186,483
Ending balance	$ 731,814	$ 5,186,483
Derivative Instrument, Gain (Loss) Reclassified from AOCI into Income, Effective Portion, Statement of Income or Comprehensive Income [Extensible Enumeration]	Other Comprehensive Income (Loss), Cash Flow Hedge, Gain (Loss), after Reclassification and Tax
Accumulated Gain (Loss), Cash Flow Hedge, Including Noncontrolling Interest [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance	$ 5,186,483	(3,103,945)	$ (4,952,823)
Other comprehensive income (loss) before reclassifications	316,566	8,164,187	(68,699)
Amounts reclassified from accumulated other comprehensive income (loss) relating to qualifying hedges	(4,771,235)	126,241	2,183,187
Other reclassification adjustments			(265,610)
Ending balance	$ 731,814	$ 5,186,483	$ (3,103,945)